Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$175,352,971.91	0.9427579	$162,410,660.91	0.8731756	$12,942,311.00
Class A-2-B Notes	$216,834,320.11	0.9427579	$200,830,387.15	0.8731756	$16,003,932.96
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$913,257,292.02	0.7811827	$884,311,048.06	0.7564227	$28,946,243.96

Weighted Avg. Coupon (WAC)	3.16%		3.15%
Weighted Avg. Remaining Maturity (WARM)	52.33		51.41
Pool Receivables Balance	$982,296,932.22		$952,294,536.40
Remaining Number of Receivables	56,742		56,035

Adjusted Pool Balance	$954,025,537.49		$925,079,293.53

III. COLLECTIONS

Principal:
Principal Collections	$28,329,628.68
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$592,593.16
Total Principal Collections	$28,922,221.84

Interest:
Interest Collections	$2,500,612.44
Late Fees & Other Charges	$48,980.72
Interest on Repurchase Principal
Total Interest Collections	$2,549,593.16

Collection Account Interest	$2,098.79
Reserve Account Interest	$227.69
Servicer Advances	$-

Total Collections	$31,474,141.48

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$31,474,141.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,474,141.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$818,580.78	$-	$818,580.78	$818,580.78
Collection Account Interest					$2,098.79
Late Fees & Other Charges					$48,980.72
Total due to Servicer					$869,660.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$100,827.96		$100,827.96
Class A-2-B Notes		$72,838.26		$72,838.26
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$628,940.88		$628,940.88	$628,940.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$29,870,451.31

7. Regular Principal Distribution Amount:					$28,946,243.96

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$12,942,311.00
Class A-2-B Notes		$16,003,932.96
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$28,946,243.96	$28,946,243.96
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$28,946,243.96	$28,946,243.96

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			924,207.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,271,394.73
Beginning Period Amount	$28,271,394.73
Current Period Amortization	$1,056,151.86
Ending Period Required Amount	$27,215,242.87
Ending Period Amount	$27,215,242.87
Next Distribution Date Required Amount	$26,178,864.74

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.27%	4.41%	4.41%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.90%	55,419	98.63%	$939,281,976.15
30 - 60 Days	0.81%	456	1.00%	$9,560,328.24
61 - 90 Days	0.22%	122	0.28%	$2,650,941.70
91-120 Days	0.07%	38	0.08%	$801,290.31
121 + Days	0.00%	0	0.00%	$-
Total		56,035		$952,294,536.40

Delinquent Receivables 30+ Days Past Due
Current Period	1.10%	616	1.37%	$13,012,560.25
1st Preceding Collection Period	1.03%	585	1.27%	$12,504,487.75
2nd Preceding Collection Period	0.95%	549	1.16%	$11,739,231.59
3rd Preceding Collection Period	0.90%	524	1.07%	$11,251,456.40
Four-Month Average	1.00%		1.22%

Repossession in Current Period		34		$827,474.27
Repossession Inventory		107		$494,968.23

Current Charge-Offs
Gross Principal of Charge-Offs				$1,672,767.14
Recoveries				$(592,593.16)
Net Loss				$1,080,173.98

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.32%

Average Pool Balance for Current Period				$967,295,734.31

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.34%
1st Preceding Collection Period				0.83%
2nd Preceding Collection Period				0.97%
3rd Preceding Collection Period				1.15%
Four-Month Average				1.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	86	504	$8,599,842.83
Recoveries	57	311	$(2,946,057.25)
Net Loss			$5,653,785.58
Cumulative Net Loss as a % of Initial Pool Balance			0.46%

Net Loss for Receivables that have experienced a Net Loss *	79	432	$5,655,647.62
Average Net Loss for Receivables that have experienced a Net Loss			$13,091.78

Principal Balance of Extensions			$3,897,293.04
Number of Extensions			172

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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